Award Timing Disclosure	12 Months Ended
	Mar. 31, 2024	May 22, 2023 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreements of the CEO and CFO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
During the fiscal year ended March 31, 2024, consistent with our historical timing on annual LTI award grants as described above, we granted stock options to our named executive officers within four business days prior to our earnings release for the prior fiscal year (i.e., we made our annual LTI award grants on May 22, 2023 and released earnings for our fiscal year ended March 31, 2023 after the close of markets on May 24, 2023). As required by Item 402(x) of Regulation S-K, we are providing the following tabular disclosure regarding the timing of such stock option grants.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material
nonpublic information and the
trading day beginning immediately
following the disclosure of material
nonpublic information(1)

(a)	(b)	(c)	(d)	(e)	(f)
William G. Stone III Chief Executive Officer	05/22/2023	156,893	14.36	1,525,000	(43.0%)
Barrett Garrison Executive Vice President and Chief Financial Officer	05/22/2023	64,291	14.36	625,000	(43.0%)
Senthil Kanagaratnam Chief Technology Officer	05/22/2023	32,145	14.36	312,500	(43.0%)
Matthew Gillis Former President	05/22/2023	38,525	14.36	375,000	(43.0%)
________________________
(1)We released earnings after the close of markets on May 24, 2023. The closing price of our common stock on May 24, 2023 was $14.43. The closing price of our common stock on May 25, 2023 (the trading day immediately following the date we released earnings) was $8.23.

Award Timing Method	Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreements of the CEO and CFO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreements of the CEO and CFO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material
nonpublic information and the
trading day beginning immediately
following the disclosure of material
nonpublic information(1)

(a)	(b)	(c)	(d)	(e)	(f)
William G. Stone III Chief Executive Officer	05/22/2023	156,893	14.36	1,525,000	(43.0%)
Barrett Garrison Executive Vice President and Chief Financial Officer	05/22/2023	64,291	14.36	625,000	(43.0%)
Senthil Kanagaratnam Chief Technology Officer	05/22/2023	32,145	14.36	312,500	(43.0%)
Matthew Gillis Former President	05/22/2023	38,525	14.36	375,000	(43.0%)
________________________
(1)We released earnings after the close of markets on May 24, 2023. The closing price of our common stock on May 24, 2023 was $14.43. The closing price of our common stock on May 25, 2023 (the trading day immediately following the date we released earnings) was $8.23.

William G. Stone III [Member]
Awards Close in Time to MNPI Disclosures
Name		William G. Stone IIIChief Executive Officer
Underlying Securities		156,893
Exercise Price | $ / shares		$ 14.36
Fair Value as of Grant Date		$ 1,525,000
Underlying Security Market Price Change		(0.430)
Barrett Garrison [Member]
Awards Close in Time to MNPI Disclosures
Name		Barrett GarrisonExecutive Vice President and Chief Financial Officer
Underlying Securities		64,291
Exercise Price | $ / shares		$ 14.36
Fair Value as of Grant Date		$ 625,000
Underlying Security Market Price Change		(0.430)
Senthil Kanagaratnam [Member]
Awards Close in Time to MNPI Disclosures
Name		Senthil KanagaratnamChief Technology Officer
Underlying Securities		32,145
Exercise Price | $ / shares		$ 14.36
Fair Value as of Grant Date		$ 312,500
Underlying Security Market Price Change		(0.430)
Matthew Gillis [Member]
Awards Close in Time to MNPI Disclosures
Name		Matthew GillisFormer President
Underlying Securities		38,525
Exercise Price | $ / shares		$ 14.36
Fair Value as of Grant Date		$ 375,000
Underlying Security Market Price Change		(0.430)